[Janus letterhead]
November 29, 2012
EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549-0505
RE: JANUS INVESTMENT FUND N-CSR FILING
Janus Alternative Funds
Janus Global Market Neutral Fund
Janus Global Real Estate Fund
Janus Global & International Funds
Janus Asia Equity Fund
Janus Emerging Markets Fund
Janus Global Life Sciences Fund
Janus Global Research Fund
Janus Global Select Fund
Janus Global Technology Fund
Janus International Equity Fund
Janus Overseas Fund
Janus Worldwide Fund
Janus Growth & Core Funds
Janus Balanced Fund
Janus Contrarian Fund
Janus Enterprise Fund
Janus Forty Fund
Janus Fund
Janus Growth and Income Fund
Janus Research Fund
Janus Triton Fund
Janus Twenty Fund
Janus Venture Fund
Janus Protected Series
Janus Protected Series - Global
Janus Protected Series - Growth
Janus Value Fund
Perkins Global Value Fund
(collectively, the “Funds”)
1933 Act File No. 2-34393
1940 Act File No. 811-1879
Dear Sir or Madam:
Pursuant to Section 30(b)(2) of the Investment Company Act of 1940, as amended, and Rule 30b2-1 (a) thereunder, and Section 13(a) or 15(d) of the Securities Exchange Act of 1934, as amended, the Funds’ Annual Reports dated September 30, 2012, are hereby electronically transmitted.
If you have any questions regarding this filing, please call me at (303) 394-7624.
Sincerely,

/s/ Jesper Nergaard
Jesper Nergaard Vice President, Chief Financial Officer, Treasurer and Principal Accounting Officer of Janus Investment Fund (Principal Accounting Officer and Principal Financial Officer)